SUPPLEMENTARY INFORMATION RELATING TO THE NATURE OF EXPENSES (Government assistance) (Details) - USD ($) $ in Millions	1 Months Ended				12 Months Ended		14 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jan. 02, 2022	Jan. 03, 2021	Jan. 03, 2022
Analysis of income and expense [abstract]
Manufacturing costs						$ 108.4
Write-down of inventory to net realizable value					$ 55.2	108.1
Excess commodity contracts						11.3
Costs of sales, transfers						8.4
Net gain in costs of sales					46.0	9.6
Disclosure of costs of sale [Line Items]
Income from government grants and tax credits, CARES Act					18.3
Accrued insurance recoveries					100.7	111.0	$ 212.8
Government assistance					34.1	9.2
Government assistance related to employment subsidies					0.0	3.9
Net gain in costs of sales					46.0	9.6
Repairs, salary and benefits continuation, and other expense					54.7	101.4
Manufacturing costs						108.4
Write-down of inventory to net realizable value					55.2	108.1
Excess commodity contracts						11.3
Costs of sales, transfers						8.4
Proceeds from insurance recoveries	$ 50.0	$ 50.0	$ 50.0	$ 50.0	200.0
Retail product line
Analysis of income and expense [abstract]
Write-down of inventory to net realizable value					4.2
Disclosure of costs of sale [Line Items]
Write-down of inventory to net realizable value					4.2
Write-down of property, plant and equipment					4.6
Cash flows from operating activities
Disclosure of costs of sale [Line Items]
Accrued insurance recoveries						50.0
Proceeds from insurance recoveries					46.4
Cash flows from financing activities
Disclosure of costs of sale [Line Items]
Proceeds from insurance recoveries					103.6
Financial assets included in prepaid expenses, deposits and other current assets
Disclosure of costs of sale [Line Items]
Accrued insurance recoveries					$ 12.8	$ 61.0